HARBOR FUND
        Supplement to Prospectus dated March 1, 2000



The Board of Trustees of Harbor Fund has decided to reopen
Harbor Growth Fund to new investors effective August 14,
2000.

Effective May 15, 2000 the Harbor International Fund was reopened to new investors.

All  references  to  Harbor Growth Fund and Harbor
International Fund being closed to new investors are hereby deleted from the Prospectus and any supplements.


Effective August 14, 2000















                         HARBOR FUND

Supplement to Statement of Additional Information dated
                              March 1, 2000


The Board of Trustees of Harbor Fund has decided to reopen
Harbor Growth Fund to new investors effective August 14,
2000.

All references to Harbor Growth Fund being closed to new investors is hereby deleted from the Statement of Additional Information and any supplements.


Effective August 14, 2000